SEGMENT INFORMATION (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jul. 06, 2016
Segment Reporting [Abstract]
Number of reportable segments | segment	3
Segmental information:
Revenues	$ 143,537	$ 80,257	$ 102,674
Depreciation and amortization	(76,522)	(72,972)	(73,732)
Other operating loss	(167,572)	(148,392)	(160,872)
Other operating gains - LNG trading	15,100	16	95,550
Operating loss	(85,457)	(141,091)	(36,380)
Equity in net (losses) earnings of affiliates	(25,448)	47,878	55,985
Total assets	4,764,287	4,256,911	4,269,198
Investment in affiliates	703,225	648,780	541,565
Capital expenditures	391,901	234,518	677,349
Vessel operations
Segmental information:
Operating loss	(91,624)	(137,240)	(31,308)
FLNG
Segmental information:
Operating loss	10,735	(3,576)	(4,869)
Golar Power
Segmental information:
Operating loss	0	0
Operating Segments | Vessel operations
Segmental information:
Revenues	143,537	80,257	102,674
Depreciation and amortization	(76,522)	(72,972)	(73,732)
Other operating loss	(163,207)	(144,816)	(156,003)
Other operating gains - LNG trading	0	16	95,550
Operating loss	(96,192)	(137,515)	(31,511)
Equity in net (losses) earnings of affiliates	1,503	37,344	55,985
Total assets	3,025,244	3,152,311	3,398,667
Investment in affiliates	472,482	512,046	541,565
Capital expenditures	1,349	33,698	565,777
Operating Segments | FLNG
Segmental information:
Revenues	0	0	0
Depreciation and amortization	0	0	0
Other operating loss	(4,365)	(3,576)	(4,869)
Other operating gains - LNG trading	15,100	0	0
Operating loss	10,735	(3,576)	(4,869)
Equity in net (losses) earnings of affiliates	(8,153)	0	0
Total assets	1,515,463	978,614	870,804
Investment in affiliates	2,047	10,200	0
Capital expenditures	390,552	200,820	111,572
Operating Segments | Golar Power
Segmental information:
Revenues	0	0
Depreciation and amortization	0	0
Other operating loss	0	0
Other operating gains - LNG trading	0	0
Operating loss	0	0
Equity in net (losses) earnings of affiliates	(18,798)	10,534
Total assets	228,696	126,534
Investment in affiliates	228,696	126,534
Capital expenditures	0	0
Intersegment Eliminations
Segmental information:
Revenues	0	0	0
Depreciation and amortization	0	0	0
Other operating loss	0	0	0
Other operating gains - LNG trading	0	0	0
Operating loss	0	0	0
Equity in net (losses) earnings of affiliates	0	0	0
Total assets	(5,116)	(548)	(273)
Investment in affiliates	0	0	0
Capital expenditures	0	0	0
Segment Reconciling Items
Segmental information:
Operating loss	(4,568)	(275)	(203)
Segment Reconciling Items | Vessel operations
Segmental information:
Operating loss	4,568	275	203
Segment Reconciling Items | FLNG
Segmental information:
Operating loss	0	0	$ 0
Segment Reconciling Items | Golar Power
Segmental information:
Operating loss	$ 0	$ 0
Golar Power
Segment Reporting [Abstract]
Ownership percentage	50.00%	50.00%		50.00%
Segmental information:
Investment in affiliates	$ 228,696	$ 126,534